RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group

(“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management at fees set out in the Agreement. For the year ended December 31, 2025, the Company incurred fees of $411,714 (December 31, 2024 - $273,475) . As at December 31, 2025, the Company was indebted to this company in the amount of $nil (December 31, 2024 - $nil).

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

16.	RELATED PARTY TRANSACTIONS (CONT’D)

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company and all fees are set in the Consultant Agreement. For the year ended December 31, 2025, the Company incurred fees of $629,526 (December 31, 2024 - $487,688) .. As at December 31, 2025, the Company was indebted to this company in the amount of $nil (December 31, 2024 - $nil).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. On May 9, 2022, Scott Larson ceased to be President of the Company and entered into an agreement to provide executive consulting services to the Company and all fees are set in the consulting agreement. For the year ended December 31, 2025, the Company incurred fees of $123,378 (December 31, 2024 - $116,266. As at December 31, 2025, the Company was indebted to Scott Larson in the amount of $9,363 (December 31, 2024 - $23,931).

For the year ended December 31, 2025 and 2024 salary and commissions were paid to family members of key management. In addition, during 2025, one family member was paid as a contractor prior to becoming an employee. The amounts paid were $338,649 for the year ended December 31, 2025 and $184,964 for the year ended December 31, 2024

Trade receivables/payables and accrued receivables/payables:

As at December 31, 2025, the Company had $147,782 (December 31, 2024 - $208,963) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the year ended December 31, 2025 and 2024 included:

	For the years ended December 31,
	2025	2024
Director fees	$519,950	$504,619
Salaries	1,334,584	998,951
Share-based payments	889,386	768,228
	$2,743,920	$2,271,798

Other related party transactions

	For the years ended December 31,
	2025	2024
Management fees paid to a company controlled by CEO and director	$629,526	$487,688
Management fees paid to a company that the CEO holds an economic interest in	411,714	273,475
Salary and commission paid to family of key management	294,321	184,964
Contractor fees paid to family of key management	44,327	-
Management fees paid to a company controlled by a director	123,378	116,266
	$1,503,266	$1,062,393

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars